Description of Business - Summary of Subsidiary Information (Details) (10-K 2018)	12 Months Ended
Dec. 31, 2018
HGSL [Member]
Date of incorporation	May 17, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
HGCL [Member]
Date of incorporation	May 29, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
HGHK [Member]
Date of incorporation	Jan. 04, 2017
Date of acquisition	Apr. 20, 2018
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
HEMC [Member]
Date of incorporation	Mar. 28, 2017
Date of acquisition	Apr. 20, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
HSEC [Member]
Date of incorporation	Jan. 05, 2018
Date of acquisition	May 04, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
ZDSE [Member]
Date of incorporation	Jan. 19, 2016
Date of acquisition	Jun. 27, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services